Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8099
Facsimile: (215) 564-8120

July 19, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O'Connor

RE:	Delaware Group State Tax-Free Income Trust (the “Registrant”)
File Nos. 811-02715/002-57791
Rule 497(c) filing

Dear Sir or Madam:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus relating to Class A, B and C of the Delaware Tax-Free Pennsylvania , a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 5, 2011 (Accession No. 0001206774-11-001488) pursuant to Rule 497(c) under the Securities Act of 1933.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Jerel A. Hopkins
Bruce G. Leto